CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Net income	¥ 2,142,329	¥ 1,985,587	¥ 2,586,106
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(333,854)	27,016	(120,606)
Unrealized gains (losses) on securities	118,363	(21,165)	(94,559)
Pension liability adjustments	(60,196)	(54,836)	22,315
Other comprehensive income (loss), net of tax	(275,687)	(48,985)	(192,850)
Total comprehensive income	1,866,642	1,936,602	2,393,256
Less - Comprehensive income attributable to noncontrolling interests	(45,878)	(96,458)	(93,096)
Comprehensive income attributable to Toyota Motor Corporation	¥ 1,820,764	¥ 1,840,144	¥ 2,300,160